INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

9.INVENTORIES

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Medicine	2,740	7,328	1,048
Medical material	30,457	38,328	5,048
Low-value consumables	835	849	121
	34,032	46,505	6,650

Less: inventory provision	(591)	(540)	(77)

	33,441	45,965	6,573